Businesses Held For Sale and Discontinued Operations	3 Months Ended
Mar. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Assets and Liabilities Of Business Held For Sale and Discontinued Operations

On January 15, 2016, we announced the signing of a definitive agreement to sell our Appliances business with assets of $2,956 million and liabilities of $1,431 million, to Qingdao Haier Co., Ltd. (Haier) for approximately $5,400 million. The transaction has been approved by our board of directors and Haier’s board of directors and shareholders and remains subject to customary closing conditions, including regulatory approvals. The transaction is targeted to close in the second quarter of 2016.

On March 30, 2016, we announced an agreement to sell GE Asset Management (GEAM), GE’s asset management arm with assets under management of approximately $100 billion, to State Street Corporation, for up to $485 million, subject to adjustments. The transaction remains subject to customary closing conditions and regulatory approvals, and is targeted to close in mid-2016.

FINANCIAL INFORMATION FOR ASSETS AND LIABILITIES OF BUSINESSES HELD FOR SALE

(In millions)	March 31, 2016	December 31, 2015

Assets
Current receivables(a)	$86	$79
Inventories	711	583
Property, plant, and equipment – net	1,258	1,208
Goodwill	370	370
Other intangible assets – net	174	162
Other	414	416
Assets of businesses held for sale	$3,013	$2,818

Liabilities
Accounts payable(a)	$615	$503
Other current liabilities	355	325
Other	50	33
Liabilities of businesses held for sale	$1,020	$861

(a) Certain transactions at our Appliances business are made on an arms-length basis with GE Capital, consisting primarily of GE customer receivables sold to GE Capital and GE Capital services for material procurement. These intercompany balances included within our held for sale businesses are reported in the GE and GE Capital columns of our financial statements, but are eliminated in deriving our consolidated financial statements.

In November 2015, in connection with the Alstom acquisition, we sold our Transportation Signaling business to Alstom for proceeds of $800 million and recognized a pre-tax gain of $623 million. The sale transaction is subject to certain post-closing adjustments related to working capital and net debt that we expect to be finalized in 2016, but which we do not expect to have a material effect on our consolidated financial results.

Discontinued Operations

Discontinued operations primarily relate to our financial services businesses as a result of the GE Capital Exit Plan and include our Consumer business, most of our CLL business, our Real Estate business and our U.S. mortgage business (WMC). All of these operations were previously reported in the Capital segment. Results of operations, financial position and cash flows for these businesses are separately reported as discontinued operations for all periods presented.

We have entered into Transitional Service Agreements (TSA) with and provided certain indemnifications to buyers of GE Capital’s assets. Under the TSAs, GE Capital provides various services for terms generally between 12 and 24 months and receives a level of cost reimbursement from the buyers.

At March 31, 2016, indemnifications amounted to $1,473 million, for which we have recognized related liabilities of $135 million. In addition, we provided $434 million of credit support, the vast majority on behalf of certain commercial customers aligned with signed disposal transactions scheduled to close in 2016, and recognized an insignificant liability at March 31, 2016

FINANCIAL INFORMATION FOR DISCONTINUED OPERATIONS

	Three months ended March 31
(In millions)	2016	2015

Operations
Total revenues and other income (loss)	$1,292	$5,460

Earnings (loss) from discontinued operations before income taxes	$80	$(4,694)
Benefit (provision) for income taxes	12	935
Earnings (loss) from discontinued operations, net of taxes	$92	$(3,759)

Disposal
Gain (loss) on disposal before income taxes	$(246)	$(3,652)
Benefit (provision) for income taxes	(155)	(1,525)
Gain (loss) on disposal, net of taxes	$(400)	$(5,177)

Earnings (loss) from discontinued operations, net of taxes(a)(b)	$(308)	$(8,936)

(a) The sum of GE industrial earnings (loss) from discontinued operations, net of taxes, and GE Capital earnings (loss) from discontinued operations, net of taxes, after adjusting for earnings (loss) attributable to noncontrolling interests related to discontinued operations, is reported within GE industrial earnings (loss) from discontinued operations, net of taxes, on the Consolidated Statement of Earnings (Loss).

(b) Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $(166) million and $(8,435) million for the three months ended March 31, 2016 and 2015, respectively.

(In millions)	March 31, 2016	December 31, 2015

Assets
Cash and equivalents	$26,143	$20,395
Investment securities	7,173	8,478
Financing receivables – net	3,168	3,205
Other receivables	1,187	1,221
Property, plant and equipment – net	1,043	7,537
Goodwill	2,712	7,764
Other intangible assets - net	62	80
Deferred income taxes	2,012	2,447
Financing receivables held for sale	38,125	69,847
Valuation allowance on disposal group classified as discontinued operations	(3,837)	(6,374)
Other	3,828	6,350
Assets of discontinued operations	$81,615	$120,951

Liabilities
Short-term borrowings	$722	$739
Accounts payable	1,107	2,870
Non-recourse borrowings	41	3,994
Bank deposits	25,958	25,613
Long-term borrowings	556	730
All other liabilities	8,128	11,053
Deferred income taxes	380	1,437
Other	52	52
Liabilities of discontinued operations	$36,944	$46,487

Consumer

In connection with the GE Capital Exit Plan, we announced the planned disposition of our Consumer business and classified the business as discontinued operations. We closed certain of our Consumer business dispositions (including the split-off of Synchrony Financial) in 2015. We expect to dispose of substantially all of the remaining Consumer business in 2016.

FINANCIAL INFORMATION FOR CONSUMER

	Three months ended March 31
(In millions)	2016	2015

Operations
Total revenues and other income (loss)	$427	$2,058

Interest	$(50)	$(611)
Selling, general, and administrative expenses	(177)	(1,068)
Cost of services sold	-	-
Provision for losses on financing receivables	-	(3,108)
Investment contracts, insurance losses and insurance annuity	(1)	(3)
Other costs and expenses	(2)	(126)
Earnings (loss) from discontinued operations, before income taxes	197	(2,857)
Benefit (provision) for income taxes	(101)	160
Earnings (loss) from discontinued operations, net of taxes	$96	$(2,697)

Disposal
Gain (loss) on disposal before income taxes	$(12)	$-
Benefit (provision) for income taxes	(76)	-
Gain (loss) on disposal, net of taxes	$(87)	$-

Earnings (loss) from discontinued operations, net of taxes(a)	$9	$(2,697)

(a) Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $186 million and $(2,944) million for three months ended March 31, 2016

Commercial lending and leasing

In connection with the GE Capital Exit Plan, we announced the planned disposition of most of our CLL business and classified this portion of the business as discontinued operations. We closed certain of our CLL business dispositions in 2015. We expect to dispose of substantially all of the remaining CLL business in 2016.

FINANCIAL INFORMATION FOR COMMERICIAL LENDING AND LEASING

	Three months ended March 31
(In millions)	2016	2015

Operations
Total revenues and other income (loss)	$887	$2,903

Interest	$(277)	$(702)
Selling, general and administrative expenses	(625)	(895)
Cost of services sold	-	(1,332)
Provision for losses on financing receivables	(2)	(1,744)
Other costs and expenses	8	(98)
Earnings (loss) from discontinued operations, before income taxes	(9)	(1,867)
Benefit (provision) for income taxes	74	653
Earnings (loss) from discontinued operations, net of taxes	$65	$(1,214)

Disposal
Gain (loss) on disposal before income taxes	$(165)	$(1,845)
Benefit (provision) for income taxes	(144)	(978)
Gain (loss) on disposal, net of taxes	$(310)	$(2,823)

Earnings (loss) from discontinued operations, net of taxes(a)	$(245)	$(4,037)

(a) Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $(175) million and $(3,713) million for three months ended March 31, 2016 and 2015, respectively.

REAL ESTATE

In connection with the GE Capital Exit Plan, we announced the planned disposition of our Real Estate business and classified the business as discontinued operations. We closed certain of our Real Estate business dispositions in 2015. We expect to dispose of substantially all of the remaining Real Estate business in 2016.

FINANCIAL INFORMATION FOR REAL ESTATE

	Three months ended March 31
(In millions)	2016	2015

Operations
Total revenues and other income (loss)	$11	$499

Interest	$(22)	$(237)
Selling, general and administrative	(53)	(93)
Cost of services sold	-	(4)
Provision for losses on financing receivables	-	4
Other costs and expenses	-	(127)
Earnings (loss) from discontinued operations, before income taxes	(64)	42
Benefit (provision) for income taxes	20	30
Earnings (loss) from discontinued operations, net of taxes	$(45)	$72

Disposal
Gain (loss) on disposal before income taxes	$(69)	$(1,808)
Benefit (provision) for income taxes	65	(547)
Gain (loss) on disposal, net of taxes	$(3)	$(2,354)

Earnings (loss) from discontinued operations, net of taxes(a)	$(48)	$(2,283)

(a) Earnings (loss) from discontinued operations attributable to the Company, before income taxes, was $(133) million and $(1,767) million for the three months ended March 31, 2016 and 2015, respectively.

WMC

During the fourth quarter of 2007, we completed the sale of WMC, our U.S. mortgage business. WMC substantially discontinued all new loan originations by the second quarter of 2007, and is not a loan servicer. In connection with the sale, WMC retained certain representation and warranty obligations related to loans sold to third parties prior to the disposal of the business and contractual obligations to repurchase previously sold loans that had an early payment default. All claims received by WMC for early payment default have either been resolved or are no longer being pursued.

The remaining active claims have been brought by securitization trustees or administrators seeking recovery from WMC for alleged breaches of representations and warranties on mortgage loans that serve as collateral for residential mortgage-backed securities (RMBS). At March 31, 2016, such claims consisted of $2,688 million of individual claims generally submitted before the filing of a lawsuit (compared to $2,887 million at December 31, 2015) and $7,266 million of additional claims asserted against WMC in litigation without making a prior claim (Litigation Claims) (compared to $8,047 million at December 31, 2015). The total amount of these claims, $9,954 million, reflects the purchase price or unpaid principal balances of the loans at the time of purchase and does not give effect to pay downs or potential recoveries based upon the underlying collateral, which in many cases are substantial, nor to accrued interest or fees. As of March 31, 2016, these amounts do not include approximately $112 million of repurchase claims relating to alleged breaches of representations that are not in litigation and that are beyond the applicable statute of limitations. WMC believes that repurchase claims brought based upon representations and warranties made more than six years before WMC was notified of the claim would be disallowed in legal proceedings under applicable law and the June 11, 2015 decision of the New York Court of Appeals in ACE Securities Corp. v. DB Structured Products, Inc., on the statute of limitations period governing such claims.

Reserves related to repurchase claims made against WMC were $833 million at March 31, 2016, reflecting a net decrease to reserves in the three months ended March 31, 2016 of $42 million due to settlements net of incremental provisions. The reserve estimate takes into account recent settlement activity and is based upon WMC’s evaluation of the remaining exposures as a percentage of estimated lifetime mortgage loan losses within the pool of loans supporting each securitization for which timely claims have been asserted in litigation against WMC. Settlements in prior periods reduced WMC’s exposure on claims asserted in certain securitizations and the claim amounts reported above give effect to these settlements.

ROLLFORWARD OF THE RESERVE

	Three months ended March 31
(In millions)	2016	2015

Balance, beginning of period	$875	$809
Provision	57	7
Claim resolutions / rescissions	(99)	(2)
Balance, end of period	$833	$814

Given the significant litigation activity and WMC’s continuing efforts to resolve the lawsuits involving claims made against WMC, it is difficult to assess whether future losses will be consistent with WMC’s past experience. Adverse changes to WMC’s assumptions supporting the reserve may result in an increase to these reserves. WMC estimates a range of reasonably possible loss from $0 to approximately $500 million over its recorded reserve at March 31, 2016. This estimate involves significant judgment and may not reflect the range of uncertainties and unpredictable outcomes inherent in litigation, including the matters discussed in Legal Proceedings and potential changes in WMC’s legal strategy. This estimate excludes any possible loss associated with an adverse court decision on the applicable statute of limitations or an adverse outcome in the Financial Institutions Reform, Recovery, and Enforcement Act of 1989 (FIRREA) investigation discussed in Legal Proceedings, as WMC is unable at this time to develop such a meaningful estimate.

At March 31, 2016, there were 14 lawsuits involving claims made against WMC arising from alleged breaches of representations and warranties on mortgage loans included in 13 securitizations. The adverse parties in these cases are securitization trustees or parties claiming to act on their behalf. Although the alleged claims for relief vary from case to case, the complaints and counterclaims in these actions generally assert claims for breach of contract, indemnification, and/or declaratory judgment, and seek specific performance (repurchase of defective mortgage loan) and/or money damages. Adverse court decisions, including in cases not involving WMC, could result in new claims and lawsuits on additional loans. However, WMC continues to believe that it has defenses to the claims asserted in litigation, including, for example, based on causation and materiality requirements and applicable statutes of limitations. It is not possible to predict the outcome or impact of these defenses and other factors, any of which could materially affect the amount of any loss ultimately incurred by WMC on these claims.

WMC has also received indemnification demands, nearly all of which are unspecified, from depositors/underwriters/sponsors of RMBS in connection with lawsuits brought by RMBS investors concerning alleged misrepresentations in the securitization offering documents to which WMC is not a party or, in two cases, involving mortgage loan repurchase claims made against RMBS sponsors. WMC believes that it has defenses to these demands.

To the extent WMC is required to repurchase loans, WMC’s loss also would be affected by several factors, including pay downs, accrued interest and fees, and the value of the underlying collateral. The reserve and estimate of possible loss reflect judgment, based on currently available information, and a number of assumptions, including economic conditions, claim and settlement activity, pending and threatened litigation, court decisions regarding WMC’s legal defenses, indemnification demands, government activity, and other variables in the mortgage industry. Actual losses arising from claims against WMC could exceed these amounts and additional claims and lawsuits could result if actual claim rates, governmental actions, litigation and indemnification activity, adverse court decisions, actual settlement rates or losses WMC incurs on repurchased loans differ from its assumptions.

FINANCIAL INFORMATION FOR WMC

	Three months ended March 31
(In millions)	2016	2015

Total revenues and other income (loss)	$(39)	$-

Earnings (loss) from discontinued operations, net of taxes	$(32)	$(6)